Acquisitions (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Acquisitions (Textual) [Abstract]
Total purchase price of outdoor advertising assets	$ 23,497	$ 6,703
Total acquired intangible assets	11,033	4,861
Portion of acquired intangible assets assigned to goodwill	775	1,703
Amount deductible for tax purposes	775	1,703
Aggregate amortization expense related to the 2010 acquisitions	358	124
Customer lists and contracts [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average useful life	7	7
Total acquired intangible assets	2,010	654
Site locations [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average useful life	15	15
Total acquired intangible assets	8,147	2,434
Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average useful life	14	14
Total acquired intangible assets	$ 10,258	$ 3,158